Note 6 - Net Sales	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of revenue [text block]
6.	NET SALES

Reconciliation between gross sales and net sales:

	2020	2019 (i)	2018
Gross sales and/or services	85,221.2	76,286.6	73,628.9
Excise duty	(18,259.7)	(16,431.3)	(15,876.6)
Discounts	(8,582.5)	(7,850.2)	(7,521.0)
	58,379.0	52,005.1	50,231.3

(i) Balance for
2019
restated to reflect the change in accounting policy, as Note
3.